Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Computer equipment	513,448	623,482
Office equipment	115,048	150,048
Vehicles	3,599	3,599
Leasehold improvement	94,340	99,671
Less: accumulated depreciation	(338,868)	(530,439)
Exchange difference	(35)	(16)
	387,532	346,345

Depreciation expenses charged to the consolidated statements of operations for the years ended December 31, 2017, 2018 and 2019 were RMB78,885, RMB148,238 and RMB198,237, respectively.